Employee benefits liabilities - employee benefit liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Current employee benefit liability	€ 595	€ 694	€ 694
Non-current employee benefit liability	7,875	€ 8,584	8,584
Employee benefit liability	8,470		9,278
Other provisions for employees
Disclosure of defined benefit plans [line items]
Current employee benefit liability	345		425
Non-current employee benefit liability	581		764
Employee benefit liability	926		1,189
Pension benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	34		34
Non-current employee benefit liability	4,475		4,789
Employee benefit liability	4,509		4,823
Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Current employee benefit liability	134		126
Non-current employee benefit liability	2,082		2,153
Employee benefit liability	2,216		2,279
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	82		109
Non-current employee benefit liability	737		878
Employee benefit liability	€ 819		€ 987